CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Common Stock	Additional paid-in capital	Statutory surplus reserve	Retained earnings	Accumulated other comprehensive income (loss)	Non- controlling interests
Balance at Sep. 30, 2015	$ 4,665,056		$ 2,800,777	$ 0	$ 1,028,441	$ 811,698	$ 24,140
Balance (Shares) at Sep. 30, 2015		9,000,000
Capital contributions by non-controlling interest	15,040		0	0	0	0	15,040
Foreign currency translation gain (loss)	(403,865)		0	0	0	(400,459)	(3,406)
Net income	5,302,691		0	579,994	4,669,543	0	53,154
Balance at Sep. 30, 2016	9,578,922		2,800,777	579,994	5,697,984	411,239	88,928
Balance (shares) at Sep. 30, 2016		9,000,000
Shares issued for cast, net of offering costs	5,582,099		5,582,099
Shares issued for cast, net of offering costs (Shares)		4,068,346
Foreign currency translation gain (loss)	272,237					270,549	1,688
Net income	5,933,688			593,369	5,280,907		59,412
Balance at Sep. 30, 2017	21,366,946		8,382,876	1,173,363	10,978,891	681,788	150,028
Balance (shares) at Sep. 30, 2017		13,068,346
Shares issued for cast, net of offering costs	9,616,057		9,616,057
Shares issued for cast, net of offering costs (Shares)		3,459,691
Foreign currency translation gain (loss)	(818,468)					(809,244)	(9,224)
Net income	7,103,057			858,412	6,156,702		84,943
Balance at Sep. 30, 2018	$ 37,267,592		$ 17,998,933	$ 2,031,775	$ 17,138,593	$ (127,456)	$ 225,747
Balance (shares) at Sep. 30, 2018		16,528,037